Long-Term Bank Loans	6 Months Ended
Mar. 31, 2026
Long-Term Bank Loans [Abstract]
LONG-TERM BANK LOANS

NOTE 13 — LONG-TERM BANK LOANS

Long-term bank loans consist of the following:

		As of
	Note	March 31, 2026	September 30, 2025
		(Unaudited)
Long-term bank loans:
LRC Bank	(1)	$2,174,543	$2,107,038
Less: current portion of long-term bank loans		-	(2,107,038)
Non-current portion of long-term bank loans		$2,174,543	$-

(1)	On November 23, 2023, a subsidiary of the Company, Jiangxi Universe, signed a loan agreement with LRC Bank to borrow RMB15 million (equivalent to approximately $2.1 million) as working capital for two years, with the maturity date on November 14, 2025. The fixed interest rate of the loan was 3.95% per annum. The Company pledged buildings of Jiangxi Universe as collateral to guarantee this loan. The loan was fully repaid upon maturity.

On November 4, 2025, a subsidiary of the Company, Jiangxi Universe, signed a loan agreement with LRC Bank to borrow RMB15 million (equivalent to approximately $2.2 million) as working capital for three years, with the maturity date on November 3, 2028. The fixed interest rate of the loan was 3.45% per annum. The Company pledged buildings of Jiangxi Universe as collateral to guarantee this loan. Mr. Gang Lai, Ms. Lin Yang and Universe Technology jointly signed guarantee agreements with LRC Bank to provide credit guarantee for this loan.

For the above-mentioned loans, the Company recorded a total interest expense of $159,395 and $289,385 for the six months ended March 31, 2026 and 2025, respectively.